INCOME TAX (Tables)	6 Months Ended
Dec. 31, 2023
INCOME TAX
Schedule of income (loss) before provision for income taxes

	For the six months ended December 31,
	2022	2023	2023
	RMB	RMB	US Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Outside China areas	¥(32,395,145)	¥(14,621,317)	$(2,059,369)
China	2,531,634	(8,390,493)	(1,181,776)
Total	¥(29,863,511)	¥(23,011,810)	$(3,241,145)

Schedule of deferred tax assets, net

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Deferred tax assets:
Allowance for credit losses	¥1,019,592	¥1,285,544	$181,065
Impairment for inventory	90,322	35,646	5,021
Net operating loss carryforwards	23,290,731	24,263,351	3,417,422
Subtotal	24,400,645	25,584,541	3,603,507
Less: Valuation allowance	(24,107,246)	(25,304,762)	(3,564,101)
Total deferred tax assets, net	¥293,399	¥279,779	$39,406
Deferred tax liabilities:
Accelerated amortization of intangible assets	(146,511)	(132,891)	(18,717)
Gain on the previously held equity method investment	(146,888)	(146,888)	(20,689)
Recognition of customer relationship arising from business combinations	—	—	—
Total deferred tax liabilities	(293,399)	(279,779)	(39,406)
Deferred tax assets, net	¥—	¥—	$—

Schedule of NOL expiration

	RMB	US Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2024	¥10,484,902	$1,476,768
2025	19,617,124	2,763,014
2026	32,533,742	4,582,282
2027	27,137,905	3,822,294
2028	34,868,363	4,911,106
Total	¥124,642,036	$17,555,464

Schedule of company's income tax expense (benefit)

	For the six months ended December 31,
	2022	2023	2023
	RMB	RMB	US Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax provision	¥9,180	¥96,041	$13,527
Deferred income tax provision	—	—	—
Expense for income tax	¥9,180	¥96,041	$13,527